UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07447

                                                     Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                                 Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—94.9%

Consumer Discretionary—6.3%
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,076,163	$84,472
Kangwon Land, Inc. (South Korea)	818,026	29,256
Las Vegas Sands Corp. (United States)	1,590,468	82,195
Matahari Department Store Tbk PT (Indonesia)	27,479,203	38,027
Naspers Ltd. Class N (South Africa)	2,153,634	300,645

		534,595

Consumer Staples—39.7%
Ambev S.A. Sponsored ADR (Brazil)(2)	42,565,694	220,490
AmorePacific Corp. (South Korea)	328,034	110,865
British American Tobacco Bhd (Malaysia)	1,719,814	23,821
British American Tobacco plc (United Kingdom)	1,155,464(4)	67,875
British American Tobacco plc (United Kingdom)	9,068,821(3)	528,622
Colgate Palmolive India Ltd. (India)	2,238,792	28,089
CP ALL PCL (Thailand)	110,750,200	144,026
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	3,064,180	295,111
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	16,568,092	122,949
Heineken N.V. (Netherlands)	2,049,939	185,794
Hindustan Unilever Ltd. (India)	11,711,254	153,769
ITC Ltd. (India)	67,995,336	337,038
LG Household & Health Care Ltd. (South Korea)	154,056	127,302
President Chain Store Corp. (Taiwan)	8,910,658	64,925
SABMiller plc (South Africa)	5,954,640	361,620
Thai Beverage PCL (Thailand)	150,843,100	80,018
Unilever Indonesia Tbk PT (Indonesia)	24,772,931	80,194
Unilever N.V. CVA (Netherlands)	5,997,306	268,777
Wal-Mart de Mexico SAB de CV (Mexico)	75,065,641	177,702

		3,378,987

Energy—0.5%
Ultrapar Participacoes S.A. (Brazil)	2,037,687	39,454

Financials—16.1%
Bank Central Asia Tbk PT (Indonesia)	130,546,993	130,941
BM&F Bovespa S.A. (Brazil)	7,593,439	32,311
Habib Bank Ltd. (Pakistan)	19,229,383	31,496
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,466,598	35,316
Housing Development Finance Corp. (India)	24,359,436	406,687
Housing Development Finance Corp. Bank Ltd. (India)	21,147,441	342,060

	SHARES	VALUE

Financials—(continued)
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,357,249	$83,647
Kotak Mahindra Bank Ltd. (India)	4,298,351	44,179
Public Bank Bhd (Malaysia)	15,533,300	74,770
Remgro Ltd. (South Africa)	5,199,623	88,111
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	386,163	99,614

		1,369,132

Health Care—3.1%
Bangkok Dusit Medical Services PCL (Thailand)	33,343,500	22,178
Cipla Ltd. (India)	1,811,476	14,004
Dr. Reddy’s Laboratories Ltd. (India)	1,373,930	62,972
Dr. Reddy’s Laboratories Ltd. ADR (India)(6)	367,612	16,612
Sun Pharmaceutical Industries Ltd. (India)	12,278,187	152,035

		267,801

Industrials—2.1%
Airports of Thailand PCL (Thailand)	1,396,241	15,955
CK Hutchison Holdings Ltd. (Hong Kong)	5,373,250	69,751
Korea Aerospace Industries Ltd. (South Korea)	1,573,396	89,704

		175,410

Information Technology—17.7%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands)(2)	2,201,661	173,997
Cielo S.A. (Brazil)	16,954,679	164,565
Cognizant Technology Solutions Corp. Class A (United States)(2)	2,151,062	134,871
HCL Technologies Ltd. (India)	7,216,456	88,715
Infosys Ltd. (India)	1,837,951	33,813
Infosys Technologies Ltd. Sponsored ADR (India)	7,073,007	134,529
NetEase, Inc. ADR (China)	697,438	100,138
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	27,763,292	139,748
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	4,135,844	108,359
Tata Consultancy Services Ltd. (India)	3,731,816	142,026
Tencent Holdings Ltd. (Cayman Islands)	14,052,516	286,943

		1,507,704

Materials—2.0%
Randgold Resources Ltd. (Jersey)	972,839	89,004

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Materials—(continued)
Randgold Resources Ltd. ADR (Jersey)(6)	893,872	$81,172

		170,176

Retail REIT—1.4%
Link REIT (The) (Hong Kong)	20,925,032	124,083

Telecommunication Services—2.1%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	720,404,865	180,645

Utilities—3.9%
CLP Holdings Ltd. (Hong Kong)	2,885,776	26,096
Power Assets Holdings Ltd. (Hong Kong)	29,676,351	303,560

		329,656

TOTAL COMMON STOCKS (Identified Cost $7,604,769)		8,077,643
TOTAL LONG TERM INVESTMENTS—94.9% (Identified Cost $7,604,769)		8,077,643

SECURITIES LENDING COLLATERAL—0.2%

INVESCO Trust Short -Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.450%)(5)(7)	16,062,960	16,063

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $16,063)		16,063

TOTAL INVESTMENTS—95.1% (Identified Cost $7,620,832)		8,093,706(1)

Other assets and liabilities, net—4.9%		416,483

NET ASSETS—100.0%		$8,510,189

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
India	25
South Africa	9
Hong Kong	7
Indonesia	7
Mexico	7
United Kingdom	7
Cayman Islands	6
Other	32
Total	100%

† % of total investments as of March 31, 2016

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stock	$8,077,643	$8,077,643
Securities Lending Collateral	16,063	16,063
Total Investments	$8,093,706	$8,093,706

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $4,226,072 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—8.0%

U.S. Treasury Note
0.500%, 9/30/16	$	15,100	$15,105
0.750%, 12/31/17		11,055	11,059

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $26,103)			26,164

MUNICIPAL BONDS—0.1%

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19		190	203

TOTAL MUNICIPAL BONDS (Identified Cost $202)			203

FOREIGN GOVERNMENT SECURITIES—0.1%

Republic of Sri Lanka 144A 6.000%, 1/14/19(3)		235	236

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $235)			236

MORTGAGE-BACKED SECURITIES—42.8%

Agency—11.0%
FHLMC
14-DN2, M2 2.086%, 4/25/24(2)		602	595
4.000%, 2/1/45		468	499
3.500%, 3/1/45		2,269	2,385
FNMA
6.000%, 5/1/16		1	1
4.000%, 8/1/25		112	120
3.000%, 6/1/27		289	303
2.500%, 5/1/28		830	860
2.500%, 11/1/29		857	882
2.500%, 9/1/30		4,859	4,997
3.000%, 9/1/30		3,309	3,459
3.000%, 10/1/30		1,926	2,013
3.000%, 10/1/30		5,777	6,039
2.500%, 2/1/31		6,890	7,080
4.000%, 11/1/31		494	533
5.000%, 10/1/39		368	414
4.500%, 4/1/40		155	169
3.500%, 12/1/42		695	731
3.000%, 3/1/43		1,165	1,194
3.000%, 5/1/43		347	357

		PAR VALUE	VALUE

Agency—(continued)
4.000%, 10/1/44	$	1,120	$1,200
3.500%, 8/1/45		1,905	1,999
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22		9	9
GNMA
7.000%, 7/15/23		3	3
7.000%, 9/15/23		2	2
7.000%, 9/15/23		10	11
7.000%, 1/15/24		5	5
7.000%, 9/15/24		7	8
7.000%, 7/15/25		4	4
7.000%, 7/15/25		12	12
			35,884

Non-Agency—31.8%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)		5	5
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)		135	135
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)		485	493
American Homes 4 Rent
14-SFR1, A 144A 1.441%, 6/17/31(3)		252	247
15-SFR1, A 144A 3.467%, 4/17/52(3)		197	200
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)		224	231
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)		28	28
Aventura Mall Trust
13-AVM, C 144A 3.743%, 12/5/32(2)(3)		707	730
13-AVM, A 144A 3.743%, 12/5/32(2)(3)		721	772
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)		214	207
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.608%, 4/10/49(2)		1,635	1,660
Banc of America (Merrill Lynch) Investors Mortgage Trust 04-A4, A1 2.560%, 8/25/34(2)		836	845
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33		602	612
Banc of America Commercial Mortgage Trust 07-4 5.808%, 2/10/51(2)		1,950	2,024
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)		58	57
05-1, 1A1 5.500%, 2/25/35		170	171

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
06-2, 3A1 6.000%, 3/25/36	$41	$ 41
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	458	462
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	326	326
04-7, 6A3 4.500%, 8/25/19	77	76
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	433	434
04-24CB, 1A1 6.000%, 11/25/34	289	293
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	493	498
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.761%, 5/12/39(2)	900	899
Bank of America (Merrill Lynch) - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	302
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	484	488
07-C2, A3 5.430%, 2/15/40	2,144	2,189
07-C6, A4 5.858%, 7/15/40(2)	779	795
07-C3, A4 5.897%, 7/15/44(2)	3,027	3,126
07-C7, A3 5.866%, 9/15/45(2)	628	661
Bayview Commercial Asset Trust 08-1, A3 144A 1.933%, 1/25/38(3)	287	277
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	305	318
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	152	153
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	141	141
04-D, AF5 5.350%, 9/25/34(2)	385	400
Citigroup - Deutsche Bank Commercial Mortgage Trust
07-CD4, A4 5.322%, 12/11/49	1,046	1,067
07-CD4, AMFX 5.366%, 12/11/49(2)	975	991
Citigroup Commercial Mortgage Trust
07-C6, A4 5.705%, 12/10/49(2)	1,550	1,598
07-C6, A1A 5.705%, 12/10/49(2)	824	842
08-C7, AM 6.137%, 12/10/49(2)	230	235
10-RR3, MLSR 144A 5.738%, 6/14/50(2)(3)	1,597	1,617
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	183	190

	PAR VALUE	VALUE

Non-Agency—(continued)
14-A, A 144A 4.000%, 1/1/35(2)(3)	$719	$ 738
15-PS1, 144A 3.750%, 9/25/42(2)(3)	574	586
15-A, A1 144A 3.500%, 6/25/58(2)(3)	1,390	1,420
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	434	428
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	1,380	1,379
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	460	530
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.813%, 12/10/49(2)	1,141	1,185
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,176	1,209
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	268	272
10-RR7, 1A 144A 5.378%, 8/12/48(2)(3)	455	460
07-C2, A3 5.542%, 1/15/49(2)	165	168
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	78	79
13-HYB1, A16,144A 3.030%, 4/25/43(2)(3)	1,338	1,338
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(2)(3)	864	878
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	2,687	2,690
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	950	950
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	24	25
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	810	794
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.172%, 6/25/34	229	231
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.794%, 8/10/45(2)	2,332	2,398
07-GG10, A4 5.794%, 8/10/45(2)	1,368	1,409
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	245	253
05-12, AF3W 4.999%, 9/25/35(2)	55	56
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	650	654
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	123	124

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	$228	$ 228
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46(3)	295	322
JP Morgan Chase Mortgage Finanace Corp. 16-1, M2 144A 3.750%, 4/25/45(3)	480	477
JP Morgan Mortgage Trust 14-1, 2A2 3.500%, 1/25/44(2)(3)	1,788	1,821
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.472%, 4/25/34(2)	118	117
04-9, 22A1 3.226%, 11/25/34(2)	880	842
04-10, 12A3 2.890%, 1/25/35(2)	115	105
04-10, 21A1 3.137%, 1/25/35(2)	938	942
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
06-PWR13, AM 5.582%, 9/11/41(2)	970	979
06-T24, AM 5.568%, 10/12/41(2)	750	759
07-PW15, AM 5.363%, 2/11/44	355	359
07- PW17, A4 5.694%, 6/11/50(2)	797	827
07-PW18, A4 5.700%, 6/11/50	335	347
07-PW18, AM 6.084%, 6/11/50(2)	965	1,009
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	70	70
03-AR6, A1 2.555%, 6/25/33(2)	382	379
03-AR4, 2A1 2.324%, 8/25/33(2)	226	221
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	118
15-SGP, B 144A 3.186%, 7/15/36(3)	540	535
14-1, 1A1 144A 3.934%,1/25/44(2)(3)	338	355
06-LDP7, A4 5.935%, 4/15/45(2)	507	507
11 - C4, A3 144A 4.106%, 7/15/46(3)	1,465	1,530
06-LDP9, A3 5.336%, 5/15/47	1,310	1,330
06-LDP9, AM 5.372%, 5/15/47	925	929
07-LDPX, AM 5.464%, 1/15/49(2)	1,235	1,225
07-CB19, A4 5.699%, 2/12/49(2)	1,825	1,875
07-LD12, A4 5.882%, 2/15/51(2)	2,315	2,392
JPMorgan Chase Mortgage Trust 15-5, A2 144A 2.897%, 5/25/45(2)(3)	1,253	1,265
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	199	205

	PAR VALUE	VALUE

Non-Agency—(continued)
06-A2, 4A1 2.716%, 8/25/34(2)	$199	$ 200
04-A4, 2A1 2.627%, 9/25/34(2)	151	152
05-A4, 3A1 2.425%, 7/25/35(2)	840	832
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	604	615
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	104	105
03-8, 2A1 5.750%, 11/25/33	148	153
04-4, 6A1 5.500%, 4/25/34	189	195
04-7, 9A1 6.000%, 8/25/34	146	151
05-2, 2A1 6.000%, 1/25/35	541	559
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	382	383
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	450	456
Morgan Stanley Capital I Trust
07-T27, A4 5.645%, 6/11/42(2)	1,477	1,536
08-T29, A4 6.268%, 1/11/43(2)	197	209
08-T29, AM 6.268%, 1/11/43(2)	950	1,009
06-IQ12, A4 5.332%, 12/15/43	530	535
07-IQ14, AM 5.667%, 4/15/49(2)	428	426
07-IQ14, A4 5.692%, 4/15/49(2)	760	778
07- LQ16, A4 5.809%, 12/12/49	777	810
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.993%, 6/25/44(2)(3)	580	583
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	365	365
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	1,014	1,043
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	295	304
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	768	792
15-2A, A1 3.750%, 8/16/55(2)	1,612	1,665
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	805	830
Novastar Home Equity Loan 04-4, M5 2.158%, 3/25/35	1,560	1,505
Residential Accredit Loans, Inc. 03-QS17, CB5 5.500%, 9/25/33	285	289
Residential Funding Mortgage Securities II Home Loan Trust 03-HS2, AIIB 0.683%, 6/25/28	353	335
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.723%, 2/25/34(2)	841	814
04-4, 3A1 2.718%, 4/25/34(2)	199	194
04-4, 3A2 2.718%, 4/25/34(2)	613	605
04-5, 3A2 2.585%, 5/25/34(2)	452	448
04-14, 7A 2.646%, 10/25/34	352	350

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Structured Asset Securities Corp. 03-37A, 2A 4.486%, 12/25/33(2)	$185	$ 185
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	216	212
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	926	914
02-AL1, A2 3.450%, 2/25/32	168	167
03-33H, 1A1 5.500%, 10/25/33	477	486
03-34A, 6A 2.883%, 11/25/33(2)	427	417
04-15, 3A3 5.500%, 9/25/34	194	195
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	857	863
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	635	634
15 - 5, A1B 144A 2.750%, 5/25/55(2)(3)	1,005	1,004
Vericrest Opportunity Loan Trust
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	183	181
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	391	385
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	119	118
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	357	352
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	10	10
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,430	1,460
07-C30, AM 5.383%, 12/15/43	950	967
07-C31, A4 5.509%, 4/15/47	1,265	1,283
07-C32, A3 5.703%, 6/15/49(2)	1,265	1,294
07-C33, A5 5.946%, 2/15/51(2)	79	83
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.615%, 6/25/33(2)	82	82
03-J, 5A1 2.633%, 10/25/33(2)	307	308
03-J, 2.635%, 10/25/33(2)	184	184
04-A, 2.835%, 2/25/34(2)	82	81
04-K, 1A2 2.745%, 7/25/34(2)	349	347
04-U, A1 2.801%, 10/25/34(2)	102	101
04-Z, 2A1 2.851%, 12/25/34(2)	272	270
05-14, 2A1 5.500%, 12/25/35	96	97
WinWater Mortgage Loan Trust
14-3, A4 144A 3.500%, 11/20/44(2)(3)	1,163	1,182
14-1, A1 144A 3.947%, 6/20/44(2)(3)	625	647

	PAR VALUE	VALUE

Non-Agency—(continued)
16-1A5, 144A 3.500%, 1/20/46(2)(3)	$1,317	$ 1,354

		104,249

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $139,929)		140,133

ASSET-BACKED SECURITIES—22.1%

American Credit Acceptance Receivables Trust 16- 1A, B 4.240%, 6/13/22(3)	835	838
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	4	4
12-3, C 2.420%, 5/8/18	188	189
12-4, D 2.680%, 10/9/18	160	161
13-2, D 2.420%, 5/8/19	800	801
14-1, D 2.540%, 6/8/20	650	645
16-1, B 2.300%, 3/8/21	2,045	2,053
15-3, C 2.730%, 3/8/21	615	620
15-4, C 2.880%, 7/8/21	700	708
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	715	742
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	539
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	991
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	900	915
(AESOP) 16 - 1A, A 144A 2.990%, 6/20/22(3)	800	800
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	66	66
13-A, A 144A 3.010%, 12/4/28(3)	202	203
15-A, A 144A 2.880%, 5/2/30(3)	461	458
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	340	343
15-3, B 2.700%, 9/15/21	650	639
16 - 1, B 3.430%, 2/15/22	785	788
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,260	1,260
13-4, C 2.670%, 2/20/19	505	510
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	279	280
14-1A, A 144A 1.460%, 12/17/18(3)	393	392
13-2A, B 144A 3.150%, 8/15/19(3)	251	252
14-2A, B 144A 2.640%, 11/16/20(3)	425	424
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	706
15-2, C 2.390%, 3/15/21	1,495	1,501

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
15-4B 2.160%, 8/16/21	$725	$729
CarNow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	350	348
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	400
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,000
Centerpoint Energy Transition Bond Co.IV LLC 12-1, A1 0.901%, 4/15/18	172	172
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	621	614
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	635	634
Chrysler Capital Auto Receivables Trust 14-BA, D, 144A 3.440%, 8/16/21(3)	680	667
Citigroup 15-PM3,A 144A 2.560%, 5/16/22(3)	644	644
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	154	159
Container Leasing International Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	386	362
Diamond Resorts Owner Trust
14-1, A 144A 2.540%, 5/20/27(3)	400	395
15-2A, 144A 2.990%, 5/22/28(3)	369	369
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	366	375
DRB 15-D A3 144A 2.500%, 1/25/36(3)	688	686
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	1,080	1,077
3.170%, 5/15/20(3)	1,490	1,491
14-AA, C 144A 3.060%, 5/17/21(3)	610	607
15-DA, C 144A 3.380%, 11/15/21(3)	1,005	1,000
DT Auto Owner Trust
14-1A, C 144A 2.640%, 10/15/19(3)	560	559
14-2A, C 144A 2.460%, 1/15/20(3)	330	330
16 - 1A, B 2.790%, 5/15/20(3)	850	852
14-3A, C 144A 3.040%, 9/15/20(3)	1,350	1,349
15-3A, C 144A 3.250%, 7/15/21(3)	655	652
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	200
14-1A, B 144A 2.420%, 1/15/19(3)	645	645
13-1A, C 144A 3.520%, 2/15/19(3)	500	501
14-1A, C 144A 3.570%, 7/15/19(3)	150	150
14-2A, C 144A 3.260%, 12/16/19(3)	335	331
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	989

	PAR VALUE	VALUE
Exeter Automobile Receivables Trust 2016-1 2.350%, 7/15/20(3)	$1,600	$1,600
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	438	444
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	384
Flagship Credit Auto Trust
16 - 1, A 144A 2.770%, 12/15/20(3)	1,063	1,060
15-2, C 144A 4.080%, 12/15/21(3)	505	471
Ford Credit Auto Owner Trust 12-B, A4 1.000%, 9/15/17	185	185
Global Science Finance S.a.r.l. 13-1A, A 144A 2.980%, 4/17/28(3)	404	383
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	467	463
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	1,300	1,315
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,080
16 -1A, A144A 2.320%, 3/25/20(3)	750	750
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26	1,029	1,024
14-AA, A 144A 1.770%, 11/25/26(3)	298	294
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	398
15-A, D 2.730%, 6/15/21	550	549
15-C, B 2.150%, 11/15/21	1,500	1,497
LEAF Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	575
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	384	386
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	525	528
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	288	299
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	800	798
15-A1, A 144A 3.190%, 3/18/26(3)	700	693
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	474	480
15-A, 144A 2.880%, 9/8/27(3)	465	464
Santander Drive Auto Receivables Trust
12-4, C 2.940%, 12/15/17	114	114
12-2, D 3.870%, 2/15/18	369	372
12-6, C 1.940%, 3/15/18	124	124
12-3, C 3.010%, 4/16/18	56	56

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-5, C 2.700%, 8/15/18	$79	$79
12-6, D 2.520%, 9/17/18	450	453
13-1, D 2.270%, 1/15/19	1,691	1,689
13-3, C 1.810%, 4/15/19	700	702
13-5, D 2.730%, 10/15/19	540	545
Santander Drive Auto Receivables Trust 2016-1 3.090%, 4/15/22	1,300	1,295
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	650	651
Sierra Timeshare Receivables Funding LLC 16 - 1A, A 144A 3.080%, 3/21/33(3)	900	906
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	464	463
13-1A, A 144A 1.590%, 11/20/29(3)	95	94
14-1A, A 144A 2.070%, 3/20/30(3)	157	157
14-2A, A 144A 2.050%, 6/20/31(3)	109	108
Silverleaf Finance LLC
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	93	90
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	353	352
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25	32	32
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,457
13-C, A2A 144A 2.940%, 10/15/31(3)	325	329
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	567	572
14-B, A2 144A 2.550%, 8/27/29(3)	911	906
15-A, A2 144A 2.420%, 3/25/30(3)	346	342
16 - A, A2 144A 2.760%, 12/26/36(3)	635	630
Structured Asset Securities Corp. Mortgage-Pass-through Certificates 01-SB1, A2 3.375%, 8/25/31	185	183
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	66	66
12-AA, A 144A 2.000%, 9/20/29(3)	1,408	1,389
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	480
Tidewater Auto Receivables Trust 16 - AA, B 3.130%, 3/15/20(3)	785	785
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	279	288
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	957	976

	PAR VALUE	VALUE
United Auto Credit Securitization Trust 16 - 1, B 144A 2.730%, 5/15/18(3)	$900	$899
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	450	449
14-1A, C 144A 1.940%, 11/15/21(3)	205	206
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	165	166
15-AA, A 144A 2.790%, 6/16/31(3)	328	325
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	605	604
Westlake Automobile Receivables Trust 2015-1 1.680%, 11/16/20(3)	723	722

TOTAL ASSET-BACKED SECURITIES (Identified Cost $72,414)		72,291

CORPORATE BONDS AND NOTES—19.3%

Consumer Discretionary—1.4%
Alibaba Group Holding Ltd 2.500%, 11/28/19	600	605
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	182
CCO Holdings LLC 5.250%, 3/15/21	135	140
CCO Safari II LLC 144A 4.464%, 7/23/22(3)	220	230
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	98
144A 5.125%, 12/15/21(3)	250	234
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	120	124
Delphi Automotive plc 3.150%, 11/19/20	540	552
Hyundai Capital America RegS 1.450%, 2/6/17(4)	335	335
M/I Homes, Inc. 6.750%, 1/15/21	325	321
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	295
Newell Rubbermaid, Inc.
3.850%, 4/1/23	75	78
4.200%, 4/1/26	100	105
QVC, Inc. 3.125%, 4/1/19	330	331
Time Warner Cable, Inc. 6.750%, 7/1/18	215	237
Toll Brothers Finance Corp.
4.000%, 12/31/18	145	150
6.750%, 11/1/19	205	230
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	295	294
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		4,581

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—0.7%
Anheuser-Busch Inbev Finance, Inc.
1.900%, 2/1/19	$180	$ 183
2.650%, 2/1/21	540	555
CVS Health Corp. 2.800%, 7/20/20	540	561
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	85	87
144A 3.500%, 7/15/22(3)	90	94
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	615	645

		2,125

Energy—1.3%
Anadarko Petroleum Corp.
4.850%, 3/15/21	170	173
5.550%, 3/15/26	160	162
Antero Resources Corp. 5.625%, 6/1/23	215	199
Cimarex Energy Co. 4.375%, 6/1/24	490	483
Concho Resources, Inc. 5.500%, 4/1/23	45	44
ConocoPhillips Co.
4.200%, 3/15/21	105	110
4.950%, 3/15/26	295	308
Enbridge Energy Partners LP 4.375%, 10/15/20	90	88
Energy Transfer Partners LP 5.200%, 2/1/22	130	123
Exxon Mobil Corp 2.222%, 3/1/21	260	265
Exxon Mobil Corp. 2.726%, 3/1/23	210	214
Hess Corp. 8.125%, 2/15/19	290	318
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	86
MPLX LP 144A 5.500%, 2/15/23(3)	290	281
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	365	223
Occidental Petroleum Corp.
2.600%, 4/15/22	55	56
3.400%, 4/15/26	45	45
Regency Energy Partners LP 5.000%, 10/1/22	215	202
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	335
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	249
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	400	402

		4,366

Financials—8.4%
Air Lease Corp. 2.625%, 9/4/18	550	547
Ally Financial, Inc. 3.250%, 11/5/18	290	285

	PAR VALUE	VALUE

Financials—(continued)
American Campus Communities LP 3.350%, 10/1/20	$70	$ 72
American Tower Corp. 3.300%, 2/15/21	765	778
American Tower Trust I 144A 1.551%, 3/15/18(3)	400	400
Ares Capital Corp.
4.875%, 11/30/18	62	64
3.875%, 1/15/20	173	178
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	230	231
2.875%, 9/17/18	220	221
144A 2.875%, 9/17/18(3)	115	115
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	250	254
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	210	211
5.490%, 3/15/19	66	72
2.650%, 4/1/19	350	356
Bank of India 144A 3.250%, 4/18/18(3)	300	305
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	234
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	106
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	233
Berkshire Hathaway, Inc.
2.200%, 3/15/21	35	36
2.750%, 3/15/23	90	92
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	228
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	137
Capital One Financial Corp. 6.150%, 9/1/16	625	638
Citigroup, Inc.
0.906%, 6/9/16	100	100
4.600%, 3/9/26	630	646
Corporate Office Properties LP 3.700%, 6/15/21	220	219
Corrections Corp. of America 5.000%, 10/15/22	390	409
Daimler Finance North America LLC 144A 2.450%, 5/18/20(3)	500	505
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	685
Digital Realty Trust LP
3.400%, 10/1/20	325	332
3.950%, 7/1/22	195	199
DuPont Fabros Technology LP 5.875%, 9/15/21	235	247

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Fifth Third Bancorp 4.500%, 6/1/18	$150	$158
First Horizon National Corp. 3.500%, 12/15/20	440	440
First Tennessee Bank N.A. 2.950%, 12/1/19	250	251
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	453
FS Investment Corp.
4.250%, 1/15/20	300	300
4.750%, 5/15/22	185	183
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	684
4.200%, 3/1/21	405	419
Genworth Holdings, Inc. 7.625%, 9/24/21	600	528
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	230	240
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	758
7.500%, 2/15/19	50	58
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	742	718
HCP, Inc. 3.750%, 2/1/19	225	232
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	137
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	285
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, 5/29/49(2)(3)(5)	280	289
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	170
144A 2.125%, 10/2/17(3)	60	60
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	15	15
4.875%, 3/15/19	20	19
5.875%, 2/1/22	200	190
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	258
iStar Financial, Inc.
4.000%, 11/1/17	125	123
5.000%, 7/1/19	250	241
Jefferies Group LLC 5.125%, 4/13/18	150	155
JPMorgan Chase & Co.
6.125%, 6/27/17	200	211
2.250%, 1/23/20	540	544
KeyCorp. 5.100%, 3/24/21	185	205
Kimco Realty Corp. 3.400%, 11/1/22	550	561
Korea Development Bank 3.875%, 5/4/17	250	257

	PAR VALUE	VALUE

Financials—(continued)
Lazard Group LLC 4.250%, 11/14/20	$350	$366
Lincoln National Corp.
8.750%, 7 /1/19	225	269
6.050%, 4/20/67(2)(5)	75	49
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
McGraw Hill Financial, Inc. 3.300%, 8/14/20	519	539
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	661
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Morgan Stanley 5.550%, 4/27/17	710	740
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	47
MUFG Union Bank NA 2.625%, 9/26/18	300	305
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	70
PNC Funding Corp. 5.625%, 2/1/17	10	10
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	100	110
Santander Holdings USA, Inc. 2.650%, 4/17/20	575	569
SBA Telecommunications LLC (Tower Trust) 144A 2.933%, 12/15/17(3)	155	154
SBA Telecommunications LLC (Tower Trust) 144A 3.156%, 10/15/20(3)	750	750
Select Income REIT 4.150%, 2/1/22	580	576
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
State Street Corp. 4.956%, 3/15/18(5)	525	552
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	430	437
Toronto-Dominion Bank (The) 2.125%, 4/7/21	410	409
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	530
2.700%, 4/1/20	152	153
Voya Financial, Inc.
2.900%, 2/15/18	350	355
5.500%, 7/15/22	120	134
Wells Fargo & Co. 5.125%, 9/15/16	100	102
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	547
Willis North America, Inc. 6.200%, 3/28/17	40	42
XLIT Ltd. Series E, 2.300%, 12/15/18	135	135
Zions Bancorp 4.500%, 3/27/17	225	230

		27,519

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—1.2%
AbbVie, Inc.
2.500%, 5/14/20	$370	$377
3.200%, 11/6/22	45	46
Actavis Capital S.a.r.l. (Actavis Funding) 3.000%, 3/12/20	85	87
Actavis Capital S.a.r.l. (Actavis Funding) 3.450%, 3/15/22	90	93
Centene Escrow Corp. 144A 5.625%, 2/15/21(3)	270	282
Community Health Systems, Inc. 5.125%, 8/1/21	65	66
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	218
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	97
HCA, Inc.
3.750%, 3/15/19	200	205
6.500%, 2/15/20	325	357
Mylan NV 144A 3.000%, 12/15/18(3)	195	198
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	67
Stryker Corp
2.000%, 3/8/19	75	76
2.625%, 3/15/21	80	81
Tenet Healthcare Corp.
144A 4.134%, 6/15/20(3)	440	439
6.000%, 10/1/20	80	86
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	170	139
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	305	309
3.150%, 4/1/22	305	310
Zoetis, Inc. 3.450%, 11/13/20	165	170

		3,769

Industrials—3.3%
ADT Corp. (The) 6.250%, 10/15/21	435	439
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	62	66
01-1, G 7.100%, 4/2/21	664	709
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	200	203
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	215	188
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	298	302

	PAR VALUE	VALUE

Industrials—(continued)
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	$141	$149
09-2, A 7.250%, 11/10/19	765	863
01-1, A1 6.703%, 6/15/21	676	708
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	653	692
Lockheed Martin Corp.
1.850%, 11/23/18	125	126
2.500%, 11/23/20	750	769
Masco Corp. 5.950%, 3/15/22	295	324
Penske Truck Leasing Co. LP
RegS 2.500%, 6/15/19(4)	150	149
144A 3.375%, 2/1/22(3)	205	204
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	30	31
Textron, Inc. 4.625%, 9/21/16	635	644
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	89	95
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	1,272	1,336
07-01, A 6.636%, 7/2/22	1,496	1,567
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	1,265	1,290

		10,854

Information Technology—1.0%
Apple, Inc.
2.250%, 2/23/21	400	408
2.850%, 2/23/23	175	181
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	65	65
4.000%, 6/15/20	135	134
Electronic Arts, Inc. 3.700%, 3/1/21	120	125
Fidelity National Information Services, Inc. 3.625%, 10/15/20	190	196
First Data Corp. 144A 5.000%, 1/15/24(3)	785	789
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	325	331
144A 3.600%, 10/15/20(3)	60	62
Juniper Networks, Inc.
3.125%, 2/26/19	440	448
3.300%, 6/15/20	110	112
Oracle Corp. 2.500%, 5/15/22	190	194

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Western Digital Corp. 144A 7.375%, 4/1/23(3)	$100	$102

		3,147

Materials—0.1%
Airgas, Inc. 3.050%, 8/1/20	28	29
CRH America, Inc. 8.125%, 7/15/18	100	113
Methanex Corp. 3.250%, 12/15/19	155	144
Packaging Corp. of America 3.900%, 6/15/22	185	190

		476

Telecommunication Services—1.3%
AT&T, Inc.
2.800%, 2/17/21	1,065	1,091
3.000%, 6/30/22	195	198
CenturyLink, Inc.
Series V 5.625%, 4/1/20	181	184
Series Y 7.500%, 4/1/24	470	472
Crown Castle International Corp 3.400%, 2/15/21	30	30
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	765	819
Frontier Communications Corp.
6.250%, 9/15/21	400	372
144A 10.500%, 9/15/22(3)	65	67
Sprint Communications, Inc. 6.000%, 12/1/16	115	115
Sprint Corp. 7.250%, 9/15/21	235	181
Telefonica Emisiones SAU 3.192%, 4/27/18	195	200
Verizon Communications, Inc.
2.500%, 9/15/16	38	38
3.650%, 9/14/18	310	326
2.550%, 6/17/19	115	118
4.600%, 4/1/21	70	78

		4,289

Utilities—0.6%
AmeriGas Partners LP
6.750%, 5/20/20	45	46
7.000%, 5/20/22	250	257
Exelon Corp. 2.850%, 6/15/20	805	824
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	298
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	203

	PAR VALUE	VALUE

Utilities—(continued)
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	$330	$339

		1,967

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $62,977)		63,093

LOAN AGREEMENTS(2)—4.1%

Consumer Discretionary—1.6%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	178	178
Altice U.S. Finance I Corp. 4.250%, 12/14/22	312	311
Aristocrat Leisure Ltd. 4.750%, 10/20/21	263	264
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	154	154
CCO Safari LLC
Tranche F, 3.000%, 1/3/21	121	120
Tranche H, 3.250%, 8/24/21	83	83
Tranche I, 3.500%, 1/24/23	159	159
CSC Holdings, Inc.
Tranche B, 2.933%, 4/17/20	457	457
5.000%, 10/9/22	282	283
Hilton Worldwide Finance LLC 3.500%, 10/26/20	753	754
Jarden Corp.
Tranche B-1, 3.183%, 9/30/20	17	17
Tranche B-2 3.183%, 7/30/22	118	118
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	332	333
Libbey Glass, Inc. 3.750%, 4/9/21	150	148
MGM Resort International Tranche B 3.500%, 12/20/19	200	200
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	310	309
Six Flags Theme Parks, Inc. Tranche B, 5.250%, 6/30/22	141	141
Staples, Inc. First Lien 4.750%, 2/2/22	1,125	1,126

		5,155

Consumer Staples—0.7%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	202	203
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	561	561
Tranche F, 3.250%, 2/24/21	859	858
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	53	53
Coty, Inc. Tranche B-2 3.750%, 10/27/22	65	65

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—(continued)
Galleria Co. Tranche B 3.750%, 1/26/23	$130	$130
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) First Lien, 4.500%, 10/30/19	292	291
Pinnacle Foods Corp. Finance LLC Tranche I 3.750%, 1/13/23	52	52
Spectrum Brands, Inc. 3.500%, 6/23/22	41	41

		2,254

Energy—0.1%
MEG Energy Corp. 3.750%, 3/31/20	310	252
Paragon Offshore Finance Co. 3.750%, 7/16/21	137	32

		284

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	208	209

Health Care—0.5%
AmSurg Corp. 3.500%, 7/16/21	30	30
Community Health Systems, Inc. (CHS) Tranche F, 3.689%, 12/31/18	328	325
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	99	100
Endo Luxembourg Finance Co. I S.a.r.l. Tranche B, 3.750%, 9/26/22	132	130
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 5/25/18	98	98
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	73	73
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	44	44
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	542	544
Team Health, Inc. 4.500%, 11/23/22	194	194
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 5.250%, 2/13/19	141	134

		1,672

Industrials—0.3%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	101	101
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	276	269
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	138	137
Tranche D, 3.750%, 6/4/21	66	65
Tranche E, 3.500%, 5/16/22	79	78
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	73	73

	PAR VALUE	VALUE

Industrials—(continued)
Waste Industries USA, Inc. 4.250%, 2/27/20	$187	$188

		911

Information Technology—0.2%
NXP BV (NXP Funding LLC) . Tranche B 3.750%, 12/7/20	468	470
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.183%, 7/8/20	18	18
Tranche A-2, 3.183%, 7/8/20	28	28
Tranche B-1, 4.083%, 7/8/22	116	116
Tranche B-2, 4.083%, 7/8/22	17	17

		649

Materials—0.3%
Huntsman International LLC 3.500%, 3/31/23	178	178
INEOS U.S. Finance LLC 4.250%, 3/31/22	25	24
Owens-Illinois Tranche B, 3.500%, 9/1/22	841	844
Polyone Corp. second Lien 3.750%, 11/11/22	114	114

		1,160

Telecommunication Services—0.1%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	127	127
Tranche B-II, 3.500%, 5/31/22	93	93
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	255	257

		477

Utilities—0.2%
NRG Energy, Inc. 2.750%, 7/1/18	589	584

TOTAL LOAN AGREEMENTS (Identified Cost $13,480)		13,355

	SHARES	VALUE
PREFERRED STOCKS—0.3%

Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)(6)	390,000(7)	390
JPMorgan Chase & Co. Series V, 5.000%(2)(6)	80,000(7)	76
JPMorgan Chase & Co. Series Z, 5.300%(2)(5)	50,000(7)	50
Wells Fargo & Co. Series K, 7.980%(2)(6)	325,000(7)	336
XLIT Ltd. Series E, 6.50%(2)(6)	330,000(7)	229

TOTAL PREFERRED STOCKS (Identified Cost $1,190)		1,081

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—0.9%

iShares iBoxx $ Investment Grade Corporate Bond Fund(8)	26,839	$3,189

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,157)		3,189

TOTAL LONG TERM INVESTMENTS—97.7% (Identified Cost $319,687)		319,745

TOTAL INVESTMENTS—97.7% (Identified Cost $319,687)		319,745(1)

Other assets and liabilities, net—2.3%		7,556

NET ASSETS—100.0%	$	327,301

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $100,153 or 30.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$72,291	$72,291
Corporate Bonds And Notes	63,093	63,093
Foreign Government Securities	236	236
Loan Agreements	13,355	13,355
Mortgage-Backed Securities	140,133	140,133
Municipal Bonds	203	203
U.S. Government Securities	26,164	26,164
Equity Securities:
Exchange-Traded	3,189	3,189
Preferred Stocks	1,081	1,081
Total Investments	$ 319,745	$ 319,745

There were no Level 1 (Quoted prices) or Level 3 (Significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS(3)—95.1%

Alabama—2.8%
Jefferson County School Warrant Revenue, 5.250%, 1/1/17	$4,000	$4,040
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	533
5.000%, 12/1/25	1,000	1,141

		5,714

Arizona—2.6%
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	697
Mesa, City of, Excise Tax Revenue 5.000%, 7/1/27	500	525
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,339
5.000%, 8/1/25	2,290	2,740

		5,301

Arkansas—0.3%
University of Arkansas, 5.000%, 11/1/33	505	615

California—6.0%
California Health Facilities Financing Authority, 5.000%, 11/15/30	600	735
California Municipal Finance Authority, Bowles Hall Foundation Revenue 4.000%, 6/1/21	100	107
Bowles Hall Foundation Revenue 4.500%, 6/1/23	225	248
Bowles Hall Foundation Revenue 4.500%, 6/1/24	150	165
Community Medical Centers Revenue 5.000%, 2/1/27	400	476
California, State of, General Obligation,
5.000%, 10/1/23	150	151
5.000%, 2/1/24	1,500	1,835
California, State of, Public Works Board, Judicial Council Projects Revenue 5.000%, 3/1/27	500	596

	PAR VALUE	VALUE

California—(continued)
Garden Grove Agency Community Development Successor Agency, (BAM Insured) 5.000%, 10/1/30	$1,000	$1,213
Metropolitan Water District of Southern California Revenue, 3.000%, 10/1/19(2)	2,000	2,122
Oakland Unified School District, General Obligation,
5.000%, 8/1/29	1,000	1,187
5.000%, 8/1/30	500	591
San Diego Public Facilities Financing Authority Sewer Revenue, 5.000%, 5/15/32	2,000	2,485
Temecula Valley Unified School District Financing Authority, Special Tax Revenue 5.000%, 9/1/25	175	213

		12,124

Colorado—5.4%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue 6.250%, 10/1/33	650	727
E-470 Public Highway Authority Revenue, 5.000%, 9/1/20	340	391
(NATL-RE Insured) 0.000%, 9/1/29	665	344
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,677
6.250%, 11/15/28	2,250	2,936
University of Colorado,
5.000%, 6/1/19	625	704
5.625%, 6/1/22	1,650	1,891
5.000%, 6/1/24	1,000	1,181

		10,851

Connecticut—0.9%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,804

District of Columbia—2.6%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 0.000%, 10/1/41(2)	4,000	5,152

Florida—5.8%
Brevard County Health Facilities Authority, Health First Revenue,

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Florida—(continued)
5.000%, 4/1/21	$115	$133
(Pre-refunded 4/1/19 @$100) 7.000%, 4/1/39	1,050	1,238
City of Tallahassee, 5.000%, 12/1/36	480	545
Lee County Transportation Facilities Revenue, (AGM Insured) 5.000%, 10/1/19	400	453
Miami Beach Redevelopment Agency, 5.000%, 2/1/32	300	349
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	1,265	1,508
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,866
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	240
(Pre-refunded 4/1/16 @ 100) 5.250%, 4/1/18	1,000	1,000
Miami-Dade County School Board, Certifiicates of Participation 5.000%, 2/1/34	1,700	1,997
School District of Broward County FL, 5.000%, 7/1/32	300	356
South Florida Water Management District, 5.000%, 10/1/35	750	889

		11,574

Georgia—2.9%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @ $100) 5.625%, 1/1/28	1,500	1,693
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	787
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,299

		5,779

Idaho—0.8%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,671

Illinois—8.2%
Chicago O’Hare International Airport,
Customer Facilities Charge Revenue, Senior Lien 5.000%, 1/1/21	1,250	1,424
Passenger Facilities Charge Revenue 5.000%, 1/1/20	750	851

	PAR VALUE	VALUE

Illinois—(continued)
Chicago Park District, General Obligation (NATL Insured) 5.000%, 1/1/31	$660	$661
Chicago, City of, Sales Tax Revenue 5.000%, 1/1/21	750	819
Wastewater Transmission Revenue, Second Lien 5.000%, 1/1/22	1,010	1,134
Waterworks Revenue, Second Lien 5.000%, 11/1/22	500	572
Illinois Finance Authority, KishHealth System Revenue (Escrowed to Maturity) 4.750%, 10/1/18	700	766
Rush University Medical Center Revenue 5.000%, 11/15/21	250	295
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @ 100) 7.250%, 11/1/38	1,050	1,218
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien (AGM Insured) (Pre-refunded 7/1/16 @$100) 5.000%, 1/1/21	3,050	3,083
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	908
5.000%, 2/1/26	1,490	1,643
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured) 0.000%, 6/15/26	1,000	703
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,771
5.125%, 4/1/36	500	554

		16,402

Indiana—2.6%
Indiana Finance Authority, Indiana University Health Center Revenue 5.000%, 12/1/22	800	969
Indiana University Revenue, (Pre-refunded 6/1/19 @ 100) 5.250%, 6/1/23	1,320	1,496
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,798

		5,263

Iowa—1.3%
Iowa, State of, Prison Infrastructure Funding Revenue (Pre-refunded 6/15/20 @ 100) 5.000%, 6/15/27	2,250	2,603

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Louisiana—0.6%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	$500	$557
5.000%, 6/1/20	550	629

		1,186

Maine—1.3%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,135
5.000%, 7/1/29	580	646
5.000%, 7/1/30	770	852

		2,633

Maryland—5.3%
Baltimore Convention Center, Hotel Revenue Senior Lien, (XLCA Insured)
5.250%, 9/1/22	400	406
5.250%, 9/1/23	1,500	1,522
Maryland Economic Development Corp., Exelon Generation Co. Revenue 2.550%, 6/1/20(2)	500	508
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	274
Anne Arundel Health System Revenue, (Pre-refunded 7/1/19 @$100) 6.750%, 7/1/29	2,015	2,389
Medstar Health, Inc. Revenue 5.000%, 8/15/26	800	975
Maryland, State of, General Obligation, 4.500%, 8/1/21	3,945	4,621

		10,695

Massachusetts—2.0%
Massachusetts Bay Transportation Authority, Assessment Revenue, 5.000%, 7/1/22	1,000	1,220
Massachusetts School Building Authority, Sales Tax Revenue, 5.000%, 8/15/20	1,500	1,755
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Revenue, 5.000%, 8/1/19	1,000	1,135

		4,110

Michigan—1.7%
Michigan Finance Authority, Beaumont Health Credit Group Revenue 5.000%, 8/1/27	1,250	1,496
Michigan State Building Authority, Facilities Program Lease Revenue 5.000%, 4/15/25	500	621

	PAR VALUE	VALUE

Michigan—(continued)
Michigan, State of, Federal Highway Grant Anticipation Revenue, 5.250%, 9/15/19	$1,015	$1,077
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	224

		3,418

Missouri—3.9%
Metropolitan St. Louis Sewer District, Wastewater Revenue (Pre-refunded 5/1/17 @ 100) 5.750%, 5/1/38	2,000	2,109
Missouri Highway & Transportation Commission, First Lien State Road Revenue, 5.000%, 5/1/20	5,000	5,792

		7,901

Nebraska—0.6%
University of Nebraska - Lincoln, Student Fee Revenue, 5.000%, 7/1/22	1,000	1,110

New Jersey—3.3%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,114
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured) 5.000%, 6/15/22	3,000	3,480
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,915	2,035

		6,629

New York—9.8%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	660
Metropolitan Transportation Authority,
6.250%, 11/15/18	2,510	2,858
6.250%, 11/15/23	630	714
New York City General Obligation,
6.250%, 10/15/28	40	45
(Pre-refunded 10/15/18 @ $100) 6.250%, 10/15/28	960	1,089
New York City Industrial Development Agency, JFK International Airport Project, American Airlines Special Facility Revenue 2.000%, 8/3/16(2)	250	251

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

New York—(continued)
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	$500	$561
(AMBAC Insured) 5.000%, 1/1/20	900	929
(AMBAC Insured) 5.000%, 1/1/31	470	483
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, 5.750%, 6/15/40	4,590	5,067
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/21	500	552
(Pre-refunded 6/15/18 @ $100) 5.500%, 6/15/22	1,000	1,103
(Pre-refunded 6/15/18 @ $100) 5.625%, 6/15/24	1,050	1,163
New York Municipal Bond Bank Agency, Special School Purpose Revenue 5.000%, 12/1/20	1,995	2,330
New York State Dormitory Authority, Orange Regional Medical Center Revenue 5.000%, 12/1/23(4)	300	341
Triborough Bridge & Tunnel Authority, Toll Revenue Surbordinate Lien 5.000%, 11/15/23	750	917
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	613

		19,676

North Dakota—0.7%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,397

Ohio—2.3%
New Albany Community Authority, Community Facilities Revenue 5.000%, 10/1/24	1,250	1,493
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	540
5.000%, 10/1/21	1,080	1,283
5.000%, 10/1/22	1,135	1,372

		4,688

Oklahoma—0.7%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	1,250	1,445

	PAR VALUE	VALUE

Oregon—0.1%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	$240	$281

Pennsylvania—3.5%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	285
Pennsylvania Turnpike Commission Authority, Turnpike Revenue Surbordinate Lien,
5.250%, 12/1/31	2,000	2,352
6.000%, 12/1/34	1,750	2,091
0.000%, 12/1/38	2,000	2,370

		7,098

South Carolina—0.8%
Dorchester County, Waterworks & Sewer Revenue, 5.000%, 10/1/28	1,020	1,219
South Carolina Association of Governmental Organizations Educational Facilities Corp. for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	306

		1,525

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,195
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	690	701
2.300%, 1/1/21	405	411

		2,307

Texas—12.1%
Dallas Independent School District General Obligation, (PSF Guaranteed) (Pre-refunded 2/15/18 @ 100) 5.250%, 2/15/30	1,850	2,002
Forney Independent School District, General Obligation,
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 5.750%, 8/15/33	750	837
(PSF Guaranteed) (Pre-refunded 8/15/18 @ $100) 6.000%, 8/15/37	2,000	2,242

4

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Texas—(continued)
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, (Pre-refunded 12/1/18 @ $100) 7.250%, 12/1/35	$2,525	$2,944
Hidalgo County Drain District No 1, 5.000%, 9/1/28	1,000	1,224
La Joya Independent School District, General Obligation, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,145
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/25	1,015	1,203
(AGM Insured) 5.000%, 9/1/23	1,085	1,287
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior. Lien 6.250%, 12/15/26	1,580	1,950
Corp. II, 1.108%, 6/15/16(2)	3,000	2,754
Texas Transportation Commission, General Obligation, 5.000%, 4/1/22	3,250	3,930
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured) 5.000%, 8/1/24	1,340	1,626
Ysleta Independent School District, General Obligation, 4.000%, 8/15/25	1,140	1,295

		24,439

Utah—0.2%
Utah Transit Authority, Sales Tax Revenue, Sales Tax Revenue 5.000%, 6/15/25	250	311

Vermont—0.3%
Burlington, City of, Airport Revenue, (AGM Insured) 5.000%, 7/1/24	200	233
Vermont Educational & Health Buildings Financing Agency, 5.000%, 12/1/35	300	352

		585

Virginia—1.2%
Riverside Regional Jail Authority, Jail Facility Revenue 5.000%, 7/1/26	1,250	1,555
Virginia College Building Authority,
Marymount University Revenue, 5.000%, 7/1/20(4)	200	217
Marymount University Revenue, 5.000%, 7/1/21(4)	400	439

	PAR VALUE	VALUE

Virginia—(continued)
Marymount University Revenue, 5.000%, 7/1/22(4)	$195	$216

		2,427

West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	478

Wisconsin—1.1%
Wisconsin, State of, General Obligation 5.000%, 5/1/21	1,910	2,268

TOTAL MUNICIPAL BONDS (Identified Cost $178,393)		191,460

TOTAL LONG TERM INVESTMENTS—95.1% (Identified Cost $178,393)		191,460

	SHARES	VALUE
SHORT-TERM INVESTMENT—4.5%

Money Market Mutual Fund (5)—4.5%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Shares (seven-day effective yield 0.020%)	9,035,896	9,036

TOTAL SHORT-TERM INVESTMENT (Identified Cost $9,036)		9,036

TOTAL INVESTMENTS—99.6% (Identified Cost $187,429)		200,496(1)

Other assets and liabilities, net—0.4%		850

NET ASSETS—100.0%		$201,346

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	At March 31, 2016, 18.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

5

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $1,213 or 0.6% of net assets.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

6

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$191,460	$—	$191,460
Equity Securities:
Short-Term Investments	9,036	9,036	—
Total Investments	$200,496	$2,574	$191,460

There were no Level 3 (significant observable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of three diversified funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2016, the Emerging Markets Opportunities Fund had securities on loan ($ reported in thousands) as follows:

Market Value	Cash Collateral
$15,666	$16,063

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited) (Continued)

comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$7,641,462	$703,895	$(251,651)	$452,244
Low Duration Income Fund	319,691	1,969	(1,915)	54
Tax-Exempt Bond Fund	187,429	13,376	(309)	13,067

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC and VP

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited) (Continued)

Distributors), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants knowingly disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On June 7, 2015, a group of three individuals, including the original plaintiff, filed a motion to be appointed lead plaintiff. On July 27, 2015, the court granted the motion, appointing movants as lead plaintiff. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the Court entered an order transferring the action to the Southern District of New York. On January 4, 2016, Plaintiffs filed a Second Amended Complaint. Defendants’ filed a motion to dismiss on February 1, 2016. Oral argument on the defendants’ motions is scheduled to be held on April 8, 2016. Virtus and its affiliates, including the Adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants knowingly disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

NOTE 6—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/27/16

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	5/27/16

* Print the name and title of each signing officer under his or her signature.